BUSINESS COMBINATIONS AND DISPOSITION - Discontinued operations of H&J (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
BUSINESS COMBINATIONS AND DISPOSITION
Net revenues	$ 4,493,424		$ 2,649,432		$ 8,869,803	$ 5,278,562	$ 10,333,558	$ 5,764,963
Cost of net revenues	2,157,349		1,536,703		4,540,488	3,552,396	6,789,314	3,828,496
Gross profit (loss)	2,336,075		1,112,729		4,329,315	1,726,166	3,544,244	1,936,467
Operating expenses:
General and administrative	4,074,051		4,243,031		8,380,063	8,073,621	14,067,681	16,149,510
Sales and marketing	1,097,326		1,372,568		2,036,677	2,230,087	4,018,985	3,269,710
Impairment							5,503,095	3,400,000
Total operating expenses	(5,284,884)		11,758,443		230,664	17,849,721	24,765,633	32,073,050
Income (loss) from operations	7,620,959		(10,645,714)		4,098,651	(16,123,555)	(21,221,389)	(30,136,583)
Other income (expense):
Interest expense	(1,086,889)		(2,173,769)		(2,951,487)	(3,730,612)	(8,961,410)	(3,619,093)
Other non-operating income (expenses)	2,240		3,336,963		(676,749)	2,653,375	3,068,080	1,321,472
Total other income (expense), net	(1,084,649)		1,163,194		(3,628,236)	(1,077,237)	(5,893,330)	(2,297,621)
Income tax benefit (provision)								1,100,120
Net income (loss)	$ 5,044,260	$ (6,136,349)	$ (9,533,924)	$ (7,832,942)	$ (1,092,088)	$ (17,366,866)	$ (38,043,362)	$ (32,357,957)
Weighted average common shares outstanding - basic	246,809		14,329		236,824	9,836	30,852	3,052
Weighted average common shares outstanding - diluted	834,604		14,329		824,619	9,836	30,852	3,052
Net loss per common share - basic	$ 26.48		$ (661.78)		$ 1.99	$ (1,748.68)	$ (878.87)	$ (10,268.22)
Net loss per common share - diluted	$ 7.83		$ (661.78)		$ 0.57	$ (1,748.68)	$ (878.87)	$ (10,268.22)
Harper & Jones | Discontinued Operations [Member]
BUSINESS COMBINATIONS AND DISPOSITION
Net revenues							$ 3,637,620	$ 1,819,896
Cost of net revenues							1,241,594	1,888,091
Gross profit (loss)							2,396,026	(68,195)
Operating expenses:
General and administrative							2,303,854	603,007
Sales and marketing							931,650	540,873
Impairment							10,036,238
Total operating expenses							13,271,742	1,143,880
Income (loss) from operations							(10,875,716)	(1,212,075)
Other income (expense):
Interest expense							(52,927)	(44,828)
Other non-operating income (expenses)								233,030
Total other income (expense), net							(52,927)	188,202
Net income (loss)							$ (10,928,643)	$ (1,023,873)
Weighted average common shares outstanding - basic							30,852	3,052
Weighted average common shares outstanding - diluted							30,852	3,052
Net loss per common share - basic							$ (354.23)	$ (335.52)
Net loss per common share - diluted							$ (354.23)	$ (335.52)